Share Based Payments - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017
Disclosure Of Share-based Payment Arrangements [Abstract]
Outstanding, beginning of the year (shares) | shares	8,674,227	8,561,394	5,446,394
Granted during the year (shares) | shares	405,000	1,572,000	3,280,000
Forfeited during the year (shares) | shares	(2,012,660)	(737,500)	(100,000)
Expired during the year (shares) | shares	(116,900)	(721,667)	(65,000)
Exercised during the year (shares) | shares	(801,000)	0	0
Outstanding, end of the year (shares) | shares	6,148,667	8,674,227	8,561,394
Options exercisable, end of the year (shares)	5,453,501	6,729,643	6,476,394		5,453,501
Outstanding, beginning of the year (cad per share)	$ 1.83	$ 2.17	$ 3.19
Granted during the year (cad per share)	0.48	0.28	0.43
Forfeited during the year (cad per share)	3.45	0.65	1.69
Expired during the year (cad per share)	2.22	3.61	1.49
Exercised during the year (cad per share)	0.43	0.00	0
Outstanding, end of the year (cad per share)	$ 1.39	1.83	2.17
Options exercisable, end of the year (cad per share)		$ 2.27	$ 2.73	$ 1.51